INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contribution tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	R$ 2,427,648	R$ 2,219,461
Liabilities	(163,138)	(204,151)
2024
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets		441,109
Liabilities		(90,751)
2025
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	642,510	406,774
Liabilities	(3,438)	(29,983)
2026
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	346,261	379,248
Liabilities	(18,963)	(29,219)
2027
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	353,558	273,083
Liabilities	(2,908)	(11,698)
2028
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	222,299	221,383
Liabilities	(23,361)	(15,922)
2029 on
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	863,020	497,864
Liabilities	R$ (114,468)	R$ (26,578)